Subsidiaries With Material Non-controlling Interest - Subsidiaries With Material Non-controlling Interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ 387	€ 363
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ (167)	€ 52	€ (84)
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Japan
Percentage of equity interest held by non-controlling interests	49.00%	49.00%
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ 451	€ 419
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ (176)	€ 60	(76)
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Slovakia
Percentage of equity interest held by non-controlling interests	0.26%	0.26%
Proportion of equity interest held by non-controlling interests:
Proportion of equity interest held by non-controlling interests	€ (64)	€ (56)
Profit allocated to material non-controlling interest:
Profit allocated to material non-controlling interest	€ 9	€ (8)	€ (8)